CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Revenues	$ 2,415,098	$ 3,911,560	$ 11,911,229
Cost of revenues	(2,446,941)	(2,077,516)	(1,256,353)
Gross (loss) profit	(31,843)	1,834,044	10,654,876
Operating Expenses
Selling and marketing expenses	(764,258)	(1,086,078)	(947,834)
General and administrative expenses	(2,811,215)	(2,856,789)	(2,103,263)
Provision for doubtful accounts	(20,460,667)	(6,880,008)	(1,960,604)
Impairment of property and equipment		(434,878)
Total Operating Expenses	(24,036,140)	(11,257,753)	(5,011,701)
(Loss) Income from Operations	(24,067,983)	(9,423,709)	5,643,175
Other Income (Expenses)
Interest income (expense), net	16,397	(57,109)	(183,896)
Changes in fair value of warrant liabilities	1,912	2,367,632
Subsidy income	3,089	574,878	955,439
Other income (expenses), net	307,748	(209,145)	638,611
Total Other Income, Net	329,146	2,676,256	1,410,154
(Loss) Income Before Income Taxes	(23,738,837)	(6,747,453)	7,053,329
Income tax benefit			(108,638)
Net (Loss) Income	(23,738,837)	(6,747,453)	6,944,691
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(4,885,827)	1,393,597	2,531,676
Comprehensive (Loss) Income	$ (28,624,664)	$ (5,353,856)	$ 9,476,367
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic	1,534,487	1,459,390	1,062,502
Weighted average number of ordinary share outstanding, Diluted	1,534,487	1,459,390	1,062,502
(Loss) Earnings per share
(Loss) Earnings per share, Basic	$ (15.47)	$ (4.62)	$ 6.54
(Loss) Earnings per share, Diluted	$ (15.47)	$ (4.62)	$ 6.54